Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—94.8%
	Federal Home Loan Mortgage Corporation—22.0%
$ 580,098	2.000%, 4/1/2036	$ 532,195
2,139,476	2.000%, 11/1/2051	1,738,592
1,240,037	2.000%, 1/1/2052	1,000,710
645,065	2.500%, 10/1/2051	546,829
2,584,570	2.500%, 11/1/2051	2,207,125
2,266,324	2.500%, 1/1/2052	1,932,522
2,833,095	2.500%, 4/1/2052	2,416,699
801,445	3.000%, 9/1/2052	702,444
428,226	3.500%, 6/1/2052	394,044
1,281,789	3.500%, 7/1/2052	1,177,873
541,468	4.000%, 4/1/2052	512,352
1,366,824	4.000%, 5/1/2052	1,284,465
481,588	4.000%, 9/1/2052	452,269
16,839	4.500%, 11/1/2039	16,675
971,484	4.500%, 11/1/2052	940,287
115,749	5.000%, 1/1/2034	116,144
239,133	5.000%, 5/1/2034	239,909
30,541	5.000%, 2/1/2039	30,679
63,055	5.000%, 7/1/2039	63,321
429,636	5.000%, 10/1/2054	423,644
440,134	5.000%, 11/1/2054	435,173
734,622	5.500%, 5/1/2034	746,663
109,740	5.500%, 12/1/2035	111,852
74,120	5.500%, 5/1/2036	75,681
13,857	5.500%, 6/1/2036	14,148
219,636	5.500%, 6/1/2036	224,201
6,132	5.500%, 9/1/2037	6,262
337,744	5.500%, 5/1/2038	343,909
5,075	6.000%, 2/1/2032	5,187
8,445	6.500%, 4/1/2038	8,846
34,028	6.500%, 10/1/2038	35,705
3,763	6.500%, 10/1/2038	3,955
1,000	7.500%, 1/1/2027	999
1,175	7.500%, 12/1/2029	1,213
8,648	7.500%, 5/1/2030	8,699
19,718	7.500%, 2/1/2031	20,521
	TOTAL	18,771,792
	Federal National Mortgage Association—48.7%
1,864,292	2.000%, 5/1/2036	1,702,769
894,328	2.000%, 3/1/2037	816,005
1,274,329	2.000%, 7/1/2050	1,030,374
6,540,164	2.000%, 5/1/2051	5,277,911
4,373,577	2.000%, 2/1/2052	3,539,043
987,797	2.000%, 2/1/2052	796,535
2,446,204	2.000%, 2/1/2052	1,984,788

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,147,583	2.500%, 5/1/2037	$ 1,075,613
506,369	2.500%, 9/1/2050	428,306
4,688,041	2.500%, 10/1/2051	3,977,039
1,582,600	2.500%, 1/1/2052	1,341,589
296,582	3.000%, 2/1/2047	266,526
5,930,300	3.000%, 6/1/2052	5,242,221
771,119	3.000%, 6/1/2052	679,720
918,445	3.000%, 6/1/2052	804,705
1,283,784	3.500%, 11/1/2050	1,185,323
1,806,928	3.500%, 6/1/2052	1,655,356
68,993	4.000%, 3/1/2048	65,412
1,081,764	4.000%, 7/1/2052	1,016,581
1,040,277	4.000%, 11/1/2052	976,294
1,200,458	4.000%, 5/1/2053	1,129,905
21,634	4.500%, 6/1/2041	21,374
851,231	4.500%, 8/1/2052	823,896
1,336,466	4.500%, 8/1/2052	1,284,109
1,011,914	4.500%, 11/1/2052	977,837
311,553	5.000%, 7/1/2034	312,600
23,467	5.000%, 11/1/2035	23,564
28,733	5.000%, 10/1/2039	28,851
91,311	5.000%, 12/1/2039	91,702
21,734	5.000%, 1/1/2040	21,827
979,710	5.000%, 6/1/2053	969,065
713,150	5.000%, 4/1/2054	706,037
193,021	5.500%, 9/1/2034	196,456
617,163	5.500%, 4/1/2053	626,127
2,866	6.000%, 10/1/2028	2,929
2,069	6.000%, 11/1/2028	2,115
33	6.000%, 12/1/2028	34
1,509	6.000%, 12/1/2028	1,542
1,044	6.000%, 12/1/2028	1,067
108	6.000%, 1/1/2029	111
735	6.000%, 1/1/2029	751
195	6.000%, 1/1/2029	199
39	6.000%, 1/1/2029	40
3,503	6.000%, 1/1/2029	3,580
156	6.000%, 3/1/2029	159
106	6.000%, 3/1/2029	109
6,272	6.000%, 5/1/2029	6,410
4,773	6.000%, 5/1/2029	4,878
69	6.000%, 11/1/2029	70
2,827	6.000%, 11/1/2029	2,889
173,077	6.000%, 11/1/2034	177,990
12,866	6.000%, 5/1/2036	13,274
8,048	6.000%, 6/1/2036	8,302
14,388	6.000%, 7/1/2036	14,836
33,589	6.000%, 9/1/2037	34,714
74,055	6.000%, 2/1/2038	76,561
29,412	6.000%, 4/1/2038	30,488

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 7,505		6.500%, 5/1/2031	$ 7,764
16,491		6.500%, 4/1/2032	17,059
59,628		6.500%, 9/1/2036	62,288
5,111		7.000%, 8/1/2028	5,394
2,236		7.000%, 10/1/2028	2,359
7,225		7.000%, 6/1/2029	7,624
91		7.000%, 11/1/2031	96
397		7.000%, 11/1/2031	419
12,511		7.000%, 12/1/2031	13,202
2,025		7.000%, 12/1/2031	2,137
277		7.000%, 1/1/2032	293
445		7.500%, 1/1/2030	460
		TOTAL	41,577,603
		Government National Mortgage Association—2.2%
588,412		3.000%, 9/20/2050	523,291
62,451		5.000%, 11/20/2038	62,766
22,007		5.000%, 12/20/2038	22,119
43,151		5.000%, 5/20/2039	43,372
156,426		5.000%, 8/20/2039	157,235
68,591		5.000%, 9/20/2039	68,947
791,996		5.000%, 9/20/2053	785,123
73,340		5.500%, 12/20/2038	74,776
60,963		6.000%, 9/20/2038	62,901
21,665		7.500%, 2/15/2028	21,897
251		7.500%, 7/15/2029	257
157		7.500%, 9/15/2029	160
607		7.500%, 9/15/2029	616
3,901		7.500%, 10/15/2029	3,989
1,224		7.500%, 10/15/2029	1,255
2,369		7.500%, 10/15/2029	2,430
25,965		7.500%, 6/15/2030	26,750
37,462		8.250%, 10/15/2030	38,505
		TOTAL	1,896,389
	[1]	Government National Mortgage Association, TBA—8.8%
2,500,000		3.500%, 7/20/2056	2,244,043
1,500,000		4.500%, 7/20/2056	1,440,105
850,000		5.000%, 7/20/2056	837,911
3,000,000		5.500%, 7/20/2056	3,014,582
		TOTAL	7,536,641
	[1]	Uniform Mortgage-Backed Securities, TBA—13.1%
1,000,000		5.000%, 7/1/2056	982,539
4,000,000		5.500%, 7/1/2056	4,013,281
6,000,000		6.000%, 7/1/2056	6,129,376
		TOTAL	11,125,196
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $80,343,272)	80,907,621
		COLLATERALIZED MORTGAGE OBLIGATIONS—20.7%
		Federal Home Loan Mortgage Corporation—0.9%
735,811	[2]	REMIC, Series 5466, Class FL, 4.577% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	740,581

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—10.6%
$1,220,738	[2]	REMIC, Series 2022-65, Class FB, 4.427% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	$ 1,217,504
3,137,987	[2]	REMIC, Series 2022-70, Class FA, 4.487% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	3,126,486
3,072,138	[2]	REMIC, Series 2024-15, Class FB, 4.427% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	3,063,024
1,640,686	[2]	REMIC, Series 2025-7, Class FD, 4.627% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	1,642,837
		TOTAL	9,049,851
		Government National Mortgage Association—8.3%
607,718		REMIC, Series 2013-158, Class AB, 3.026%, 8/16/2053	579,804
587,837		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	561,050
1,218,037	[2]	REMIC, Series 2023-35, Class FH, 4.158% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,207,457
4,742,159	[2]	REMIC, Series 2025-190, Class DF, 4.408% (30-DAY AVERAGE SOFR +0.800%), 11/20/2055	4,773,771
		TOTAL	7,122,082
		Non-Agency Mortgage-Backed Securities—0.9%
872,199		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	782,186
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,614,919)	17,694,700
		ASSET-BACKED SECURITIES—1.2%
		Single Family Rental Security—0.8%
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	691,819
		Student Loans—0.4%
315,916		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	295,653
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,013,874)	987,472
		INVESTMENT COMPANY—5.0%
4,305,102		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[3] (IDENTIFIED COST $4,305,102)	4,305,102
		TOTAL INVESTMENT IN SECURITIES—121.7% (IDENTIFIED COST $103,277,167)	103,894,895
		OTHER ASSETS AND LIABILITIES - NET—(21.7)%[4]	(18,548,241)
		NET ASSETS—100%	$85,346,654
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	17	$3,504,258	September 2026	$(4,403)
United States Treasury Notes 5-Year Long Futures	27	$2,890,265	September 2026	$1,728
Short Futures:
United States Treasury Long Bond Short Futures	9	$1,021,500	September 2026	$(15,771)
United States Treasury Notes 10-Year Short Futures	8	$879,125	September 2026	$(2,145)
United States Treasury Notes 10-Year Ultra Short Futures	15	$1,687,031	September 2026	$(12,239)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(32,830)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2026	$3,566,990
Purchases at Cost	$3,537,593
Proceeds from Sales	$(2,799,481)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$4,305,102
Shares Held as of 6/30/2026	4,305,102
Dividend Income	$31,352

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$80,907,621	$—	$80,907,621
Collateralized Mortgage Obligations	—	17,694,700	—	17,694,700
Asset-Backed Securities	—	987,472	—	987,472
Investment Company	4,305,102	—	—	4,305,102
TOTAL SECURITIES	$4,305,102	$99,589,793	$—	$103,894,895
Other Financial Instruments:[1]
Assets	$1,728	$—	$—	$1,728
Liabilities	(34,558)	—	—	(34,558)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(32,830)	$—	$—	$(32,830)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate